SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	May 31, 2020	Feb. 29, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of diluted common shares
	May 31,	May 31,
	2020	2019
Stock options	500,000	-
	500,000	-

Schedule of Property, Plant, and Equipment
As of February 29, 2020
Cash and cash equivalents	$33,313
Accounts receivable	79,020
Advance to suppliers	8,648,378
Inventories	12,636,719
Other receivables and current assets	3,400,963
Total current assets	24,798,393
Long-term investment, net	3,275,929
Capital assets, net	605,093
Intangible assets	2,472,000
Right-of-use assets	78,638
Total assets	31,230,053
Accounts payable	587,620
Wages payable	156,268
Interest payable	106,268
Tax payable	222,766
Deferred revenue	2,547,180
Short-term loans	2,218,050
Due to related parties	2,967,894
Other current liabilities	4,331,023
Lease liabilities	84,663
Total liabilities	$13,221,732

For the Period Ended February 29, 2020
Net revenues	$-
Net loss	(29,163)
Net cash provided by operating activities	29,022
Net cash used in investing activities	-
Net cash provided by financing activities	-
Effects of exchange rate changes	$(141)

Schedule of Various Class of Assest
Furniture and office equipment	3-5 years
Software	3 years
Leasehold improvements	shorter of remaining lease period or estimated useful life

Schedule of Intangible Assests
Copyrights	2 - 5 years
Licenses	10-20 years